CRAWFORD DIVIDEND GROWTH FUND
                                 CLASS C SHARES

                 Supplement to Prospectus dated January 15, 2004


     The following information replaces the first paragraph under the heading "Initial Purchase - By Wire," on page 7 of the Prospectus

               You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


                    Huntington National Bank
                    ABA #0440-0002-4
                    Attn: Crawford Dividend Growth Fund
                    Account Name __________________ (write in shareholder name) For the Account # ________________ (write in account number) D.D.A. #01892237336



     This Supplement and the Prospectus dated January 15, 2004 provide information that you should know before investing in the Fund and should be retained for future reference. This Supplement and the Prospectus should be read together with the information contained in the Statement of Additional Information of the Fund, dated January 15, 2004, which has been filed with the Securities and Exchange Commission, and which is incorporated herein by reference. These documents are available upon request and without charge by calling the Fund at 1-800-431-1716.


                      This Supplement is dated May 20, 2004

                          CRAWFORD DIVIDEND GROWTH FUND
                                 CLASS I SHARES


                 Supplement to Prospectus dated January 15, 2004


     The following information replaces the first paragraph under the heading "Initial Purchase - By Wire," on page 6 of the Prospectus

               You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


                    Huntington National Bank
                    ABA #0440-0002-4
                    Attn: Crawford Dividend Growth Fund
                    Account Name __________________ (write in shareholder name) For the Account # ________________ (write in account number) D.D.A. #01892237336


     This Supplement, and the Prospectus dated January 15, 2004, provide information that you should know before investing in the Fund and should be retained for future reference. This Supplement and the Prospectus should be read together with the information contained in the Statement of Additional Information of the Fund, dated January 15, 2004, which has been filed with the Securities and Exchange Commission, and which is incorporated herein by reference. These documents are available upon request and without charge by calling the Fund at 1-800-431-1716.


                      This Supplement is dated May 20, 2004